Income taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net operating loss carryforwards	$ 20,386	$ 19,720
Contingent liability reserves	0	158
Derivative liabilities	849	0
Stock options and warrants	2,140	1,973
Billings in excess of costs	1,728	0
Valuation discount	(40)	(99)
Other	352	165
Deferred Tax Assets, Gross	25,415	21,917
Valuation allowance - deferred tax assets	(25,415)	(21,917)
Deferred Tax Assets, Net of Valuation Allowance	$ 0	$ 0